Convertible unsecured senior notes - Summary of deferred tax related to equity component of convertible notes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Convertible unsecured senior notes [Line Items]
Convertible unsecured senior notes, Beginning balance	$ 54,227
Accretion expense		$ 334
Changes from financing cash flows:
Cash paid on repurchase	28,746
Transaction costs incurred	(73)
Other changes:
Gain on repurchase	(357)	0
Convertible unsecured senior notes, Ending balance		54,227
Liability component
Convertible unsecured senior notes [Line Items]
Convertible unsecured senior notes, Beginning balance	54,227	52,403
Accretion expense	1,644	1,824
Changes from financing cash flows:
Cash paid on repurchase	(28,546)
Transaction costs incurred	(73)
Other changes:
Gain on repurchase	(357)
Convertible unsecured senior notes, Ending balance	$ 26,895	$ 54,227